CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS UNAUDITED - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
REVENUES	$ 82,071	$ 1,431,104	$ 2,032,673	$ 7,884,480
COST OF REVENUES	3,005	5,804,875	2,414,645	12,119,352
GROSS PROFIT (LOSS)	79,066	(4,373,771)	(381,972)	(4,234,872)
OPERATING EXPENSES:
Selling, general and administrative	286,895	1,498,717	1,800,266	3,579,326
Salaries, wages and payroll taxes	253,623	1,760,531	2,379,731	5,108,775
Bad debt expense	11,506	0	2,433,963	0
Professional fees	(40,235)	1,471,264	3,166,153	4,489,966
Depreciation and amortization	44,502	597,970	496,485	833,989
Impairment expense	0	0	6,925,137	0
TOTAL OPERATING EXPENSES	556,290	5,328,482	17,201,734	14,012,056
OPERATING LOSS	(477,224)	(9,702,253)	(17,583,706)	(18,246,928)
OTHER INCOME (EXPENSE):
Interest expense	(123,711)	168,846	(280,774)	(349,758)
Loss on deconsolidation	0	0	(1,642,795)	0
Change in fair market of derivative liabilities	(337,112)	70,289	(320,778)	237,445
Loss on equity investment	(20,764)	0	(159,849)	0
Gain on the forgiveness of debt	0	231,377	106,794	267,127
Restructuring costs	0	0	0	(501,431)
Foreign currency exchange rate variance	(39,765)	426,073	(34,833)	218,039
TOTAL OTHER INCOME (EXPENSE)	(521,352)	896,585	(2,332,234)	(128,578)
Net loss	(998,576)	(8,805,668)	(19,915,940)	(18,375,506)
Net loss attributable to non-controlling interests	11,284	(92,571)	821,977	255,835
Net loss attributable to DarkPulse, Inc.	$ (987,293)	$ (8,898,239)	$ (19,093,964)	$ (18,119,671)